Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

31. Subsequent events

On April 5, 2021 the Company completed the private offering of $400 million aggregate principal amount of 6.25% senior notes due 2028 (the "2028 Notes") by its indirect, wholly owned subsidiary, Burford Capital Global Finance LLC. The Notes are guaranteed on a senior unsecured basis by the Company as well as Burford Capital Finance LLC and Burford Capital PLC, both indirect, wholly owned subsidiaries of the Company.